Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2028	Jun. 30, 2033
MH Elite Fund of Funds
Average Annual Return [Line Items]
Average Annual Return, Percent	19.49%	10.28%	8.28%
MH Elite Income Fund of Funds
Average Annual Return [Line Items]
Average Annual Return, Percent	7.16%	1.93%	2.11%
MH Elite Small Cap Fund of Funds
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%	7.07%	5.64%
MH Elite Select Portfolio of Funds
Average Annual Return [Line Items]
Average Annual Return, Percent	8.33%	3.36%	2.29%
Russell 1000
Average Annual Return [Line Items]
Average Annual Return, Percent	23.88%	14.61%	12.51%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.63%	(0.23%)	1.35%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%	6.94%	7.00%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.12%	6.11%	4.40%